Note 6 - Intangible Assets - Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Intangible assets other than goodwill at end of period	$ 1,715,192	$ 894,584
Intangible assets other than goodwill at end of period	1,657,705	1,715,192	$ 894,584
Gross carrying amount [member]
Statement Line Items [Line Items]
Intangible assets other than goodwill at end of period	2,388,399	1,388,399	1,388,399
Additions	135,985	1,000,000
Intangible assets other than goodwill at end of period	2,524,384	2,388,399	1,388,399
Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Intangible assets other than goodwill at end of period	673,207	493,815	356,289
Amortization	193,472	179,392	137,526
Intangible assets other than goodwill at end of period	$ 866,679	$ 673,207	$ 493,815